Taxes (Reconciliation of Tax Rates) (Details 5)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	35.00%	[1]	35.00%	[1],[2]	35.00%	[1],[2]
Foreign tax differential	(14.00%)	[1]	(13.00%)	[1],[2]	(10.00%)	[1],[2]
State and local	1.00%	[1]	0.00%	[1],[2]	1.00%	[1],[2]
Domestic incentives	(2.00%)	[1]	(3.00%)	[1],[2]	(1.00%)	[1],[2]
Other	1.00%	[1]	(2.00%)	[1],[2]	0.00%	[1],[2]
Effective rate	21.00%	[1]	17.00%	[1],[2]	25.00%	[1],[2]

[1]	Percentages rounded for disclosure purposes.
[2]	Reclassifed to reflect discontinued operation presentation.